PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, net, consists of the following:

In thousands	December 31, 2021	December 31, 2020
Production facilities	$53,590	$9,046
Furniture, fittings & equipment	5,223	957
Industrial property	3,659	—
Vehicles	244	55
Assets under construction	68,207	19,340
Less: accumulated depreciation	(2,761)	(891)
Total property, plant and equipment, net	$128,162	$28,506
Depreciation expense for the years ended December 31, 2021 and 2020 amounted to $2,238 thousand and $523 thousand, respectively.
The Company recorded an impairment on certain assets at a facility under construction during 2021 that were damaged. The total loss incurred was $1,051 thousand prior to any insurance reimbursements. During 2021, the Company received approximately $650 thousand in proceeds from its insurance carrier. The Company expects to recover the remaining amount of the loss from its insurance carrier during the year ended December 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, net, consists of the following:

In thousands	Unaudited June 30, 2022	December 31, 2021
Production facilities	$88,397	$55,824
Furniture, fittings & equipment	5,447	5,336
Industrial property	—	3,670
Vehicles	531	378
Assets under construction	57,852	68,168
Less: accumulated depreciation	(7,971)	(5,214)
Total property, plant and equipment, net	$144,256	$128,162
Depreciation expense for the three and six months ended June 30, 2022 amounted to $1,765 thousand and $2,757 thousand, respectively, compared to 2021 that amounted to $332 thousand and $500 thousand for the three and six months ended June 30, 2021, respectively.